Nature of Operations and Organization (Details) (USD $)	5 Months Ended
	Dec. 31, 2012	Aug. 31, 2012
SQN AIF IV, L.P. [Member]
Nature of Operations and Organization (Textual)
Maximum Limited Partner Contributions	$ 200,000,000
Initial Limited Partner Cash Capital Capitalization	500	500
Maximum Limited Partnership Units offerd for sale	$ 1,200,000
Maximum Units That Partnership Can Raise During Offering Period	200,000
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions	8.00%
SQN AIF IV GP, LLC [Member]
Nature of Operations and Organization (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions	8.00%